Risk Management and Report - Schedule of Amortized Costs and Net Loss of Modified Financial Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Amortized Costs and Net Loss of Modified Financial Assets [Abstract]
Amortized costs of financial assets modified during the period	$ 492,329
Net modification loss	$ 91,951